Long-term Debt and Other Financing Debt Instrument Table (Details)		1 Months Ended	12 Months Ended
	Sep. 16, 2014 USD ($)	Nov. 30, 2012 USD ($)	Dec. 31, 2015 USD ($) shares $ / shares	Dec. 31, 2013 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Unamortized discount/premium and debt issuance costs			$ (51,400,000)		$ (48,700,000)	$ (62,300,000)
Total long-term debt			2,354,100,000		2,336,400,000	2,422,000,000
Capital Lease Obligations			0		9,600,000
Long-term Debt [Member] | Research And Innovation Center Middletown OH [Member]
Debt Instrument [Line Items]
Capital Lease Obligations					9,600,000
Property, Plant and Equipment [Member] | Research And Innovation Center Middletown OH [Member]
Debt Instrument [Line Items]
Capital Leased Assets, Gross					9,600,000
Other Income (Expense) [Member]
Debt Instrument [Line Items]
Gain (Loss) on Repurchase of Debt Instrument			9,400,000	$ 2,900,000
Senior Secured Notes Due December 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 380,000,000		$ 380,000,000	$ 380,000,000
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)			8.75%		8.75%	8.75%
Debt Instrument, Maturity Date			Dec. 01, 2018
Assets Pledged as Collateral, Carrying Amount			$ 1,600,000,000
Senior Secured Notes Due December 2018 [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			104.375%
Debt Instrument, Redemption Period, Start Date			Dec. 01, 2015
Debt Instrument, Redemption Period, End Date			Nov. 30, 2016
Senior Secured Notes Due December 2018 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			102.188%
Debt Instrument, Redemption Period, Start Date			Dec. 01, 2016
Debt Instrument, Redemption Period, End Date			Nov. 30, 2017
Senior Secured Notes Due December 2018 [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			100.00%
Debt Instrument, Redemption Period, Start Date			Dec. 01, 2017
Debt Instrument, Redemption Period, End Date			Nov. 30, 2018
Exchangeable Senior Notes Due November 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 150,000,000		$ 150,000,000	$ 150,000,000
Debt Instrument, Face Amount			$ 150,000,000
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)			5.00%		5.00%	5.00%
Debt Instrument, Maturity Date			Nov. 15, 2019
Debt Instrument, Convertible, Effective Interest Rate			10.80%		10.80%	10.80%
Debt Instrument, Convertible, Stock Price Trigger | $ / shares			$ 7.02
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			130.00%
Debt Instrument, Convertible, Threshold Trading Days			20
Debt Instrument, Convertible, Threshold Consecutive Trading Days			30 days
Debt Instrument, Convertible, Conversion Ratio (in shares per $1,000 principal amount)			185.1852
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares			$ 5.40
Debt Instrument, Convertible, Number of Equity Instruments Used to Determine Consideration to Be Delivered Upon Conversion (in shares) | shares			27,800,000
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt		$ 38,700,000
Debt Instrument, Unamortized Discount			$ 24,900,000			$ 29,900,000
Carrying Value of Long-term Debt			$ 125,100,000			120,100,000
Exchangeable Senior Notes Due November 2019 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Number Of Equity Instruments (in shares) | shares			37,500,000
Senior Notes Due May 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 529,800,000		$ 529,800,000	$ 529,800,000
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)			7.625%		7.625%	7.625%
Debt Instrument, Maturity Date			May 15, 2020
Debt Instrument, Repurchased Face Amount				20,200,000
Senior Notes Due May 2020 [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			103.813%
Debt Instrument, Redemption Period, Start Date			May 15, 2015
Debt Instrument, Redemption Period, End Date			May 14, 2016
Senior Notes Due May 2020 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			102.542%
Debt Instrument, Redemption Period, Start Date			May 15, 2016
Debt Instrument, Redemption Period, End Date			May 14, 2017
Senior Notes Due May 2020 [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			101.271%
Debt Instrument, Redemption Period, Start Date			May 15, 2017
Debt Instrument, Redemption Period, End Date			May 14, 2018
Senior Notes Due May 2020 [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			100.00%
Debt Instrument, Redemption Period, Start Date			May 15, 2018
Debt Instrument, Redemption Period, End Date			May 14, 2020
Senior Notes Due October 2021 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 406,200,000		$ 406,200,000	$ 430,000,000
Debt Instrument, Face Amount	$ 430,000,000
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)	7.625%		7.625%		7.625%	7.625%
Debt Instrument, Maturity Date	Oct. 01, 2021		Oct. 01, 2021
Debt Instrument, Repurchased Face Amount			$ 23,800,000
Senior Notes Due October 2021 [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption, Description			Before October 1, 2017, we may redeem the 2021 Notes at a price equal to par plus a make-whole premium and all accrued and unpaid interest to the date of redemption.
Debt Instrument, Redemption Period, End Date			Sep. 30, 2017
Senior Notes Due October 2021 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			103.813%
Debt Instrument, Redemption Period, Start Date			Oct. 01, 2017
Debt Instrument, Redemption Period, End Date			Sep. 30, 2018
Senior Notes Due October 2021 [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			101.906%
Debt Instrument, Redemption Period, Start Date			Oct. 01, 2018
Debt Instrument, Redemption Period, End Date			Sep. 30, 2019
Senior Notes Due October 2021 [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			100.00%
Debt Instrument, Redemption Period, Start Date			Oct. 01, 2019
Debt Instrument, Redemption Period, End Date			Sep. 30, 2021
Senior Notes Due April 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 290,200,000		$ 290,200,000	$ 290,200,000
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)			8.375%		8.375%	8.375%
Debt Instrument, Maturity Date			Apr. 01, 2022
Debt Instrument, Repurchased Face Amount				$ 9,800,000
Senior Notes Due April 2022 [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption, Description			Before April 1, 2017, we may redeem the 2022 Notes at a price equal to par plus a make-whole premium and all accrued and unpaid interest to the date of redemption.
Debt Instrument, Redemption Period, End Date			Mar. 31, 2017
Senior Notes Due April 2022 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			104.188%
Debt Instrument, Redemption Period, Start Date			Apr. 01, 2017
Debt Instrument, Redemption Period, End Date			Mar. 31, 2018
Senior Notes Due April 2022 [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			102.792%
Debt Instrument, Redemption Period, Start Date			Apr. 01, 2018
Debt Instrument, Redemption Period, End Date			Mar. 31, 2019
Senior Notes Due April 2022 [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			101.396%
Debt Instrument, Redemption Period, Start Date			Apr. 01, 2019
Debt Instrument, Redemption Period, End Date			Mar. 31, 2020
Senior Notes Due April 2022 [Member] | Debt Instrument, Redemption, Period Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price Percentage			100.00%
Debt Instrument, Redemption Period, Start Date			Apr. 01, 2020
Debt Instrument, Redemption Period, End Date			Mar. 31, 2022
Unsecured Industrial Revenue Bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 73,300,000
Long-term Debt, Weighted Average Interest Rate			6.80%
Secured Industrial Revenue Bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 26,000,000
Industrial Revenue Bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 99,300,000		$ 99,300,000	$ 99,300,000
Debt Instrument, Maturity Date Range, Start			Jun. 01, 2020
Debt Instrument, Maturity Date Range, End			Jun. 01, 2028
Taxable Tax Increment Revenue Bonds Issued [Member] | Spencer County Bonds [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 23,000,000
Deficiency Payments			1,300,000
Long-term Debt Maturities, Repayments of Principal and Interest			10,400,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit Facility			550,000,000		520,000,000	$ 605,000,000
Minimum Amount Of Borrowing Capacity For A Fixed Charge Coverage Ratio Applies			$ 150,000,000		$ 150,000,000